Related Parties (Details) - Schedule of other related party balances (Parentheticals)	6 Months Ended
Dec. 31, 2022
Bioceres S.A. – Bioceres LLC [Member]
Related Parties (Details) - Schedule of other related party balances (Parentheticals) [Line Items]
Subsidiary percentage	100.00%